Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Write-downs of inventories	$ 1,633	$ 816
Reversals of write-downs of inventories	$ 1,239	$ 1,611